S000019798 [Member] Investment Objectives and Goals - iShares J.P. Morgan USD Emerging Markets Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF Ticker: EMBStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds.